Provisions for expected credit losses	6 Months Ended
Mar. 31, 2023
Provisions for expected credit losses
Provisions for expected credit losses

Note 9. Provision for expected credit losses

Loans and credit commitments

The following table shows the provision for ECL on loans and credit commitments by stage:

	As at	As at	As at	% Mov’t
	31 March	30 Sept	31 March	Mar 23	Mar 23
$m	2023	2022	2022	- Sept 22	- Mar 22
Performing - Stage 1	891	885	1,078	1	(17)
Performing - Stage 2	2,628	2,341	2,107	12	25
Non-performing - Stage 3	1,393	1,399	1,490	-	(7)
Total provision for ECL on loans and credit commitments	4,912	4,625	4,675	6	5
Presented as:
Provision for ECL on loans (Note 8)	4,470	4,206	4,195	6	7
Provision for ECL on credit commitments (Note 13)	442	419	480	5	(8)
Total provision for ECL on loans and credit commitments	4,912	4,625	4,675	6	5
Of which:
Individually assessed provisions	382	452	501	(15)	(24)
Collectively assessed provisions	4,530	4,173	4,174	9	9
Total provision for ECL on loans and credit commitments	4,912	4,625	4,675	6	5
Gross loans and credit commitments	962,804	943,952	924,937	2	4
Coverage ratio on loans (%)	0.59%	0.57%	0.58%	2 bps	1 bps
Coverage ratio on loans and credit commitments (%)	0.51%	0.49%	0.51%	2 bps	-

Note 9. Provision for expected credit losses (continued)

Movement in provision for ECL on loans and credit commitments

The reconciliation of the provision for ECL tables for loans and credit commitments has been determined by an aggregation of monthly movements over the year. The key line items in the reconciliation represent the following:

●	“Transfers between stages” lines represent transfers between Stage 1, Stage 2 and Stage 3 prior to remeasurement of the provision for ECL;
●	“Business activity during the period” line represents new accounts originated during the period net of those that were de-recognised due to final repayments during the period;
●	“Net remeasurement of provision for ECL” line represents the impact on the provision for ECL due to changes in credit quality during the year (including transfers between stages), changes in portfolio overlays, changes due to forward-looking economic scenarios and partial repayments and additional draw-downs on existing facilities during the period; and
●	“Write-offs” represent a reduction in the provision for ECL as a result of de-recognition of exposures where there is no reasonable expectation of full recovery.

			Non-
Consolidated	Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total
Balance as at 30 September 2021	936	2,091	1,972	4,999
Transfers to Stage 1	461	(398)	(63)	-
Transfers to Stage 2	(102)	509	(407)	-
Transfers to Stage 3	(8)	(198)	206	-
Business activity during the period	255	(149)	(200)	(94)
Net remeasurement of provision for ECL	(463)	264	535	336
Write-offs	-	-	(566)	(566)
Exchange rate and other adjustments	(1)	(12)	13	-
Balance as at 31 March 2022	1,078	2,107	1,490	4,675
Transfers to Stage 1	451	(394)	(57)	-
Transfers to Stage 2	(133)	493	(360)	-
Transfers to Stage 3	(6)	(185)	191	-
Business activity during the period	99	(95)	(140)	(136)
Net remeasurement of provision for ECL	(603)	425	594	416
Write-offs	-	-	(368)	(368)
Exchange rate and other adjustments	(1)	(10)	49	38
Balance as at 30 September 2022	885	2,341	1,399	4,625
Transfers to Stage 1	694	(619)	(75)	-
Transfers to Stage 2	(159)	408	(249)	-
Transfers to Stage 3	(4)	(247)	251	-
Business activity during the period	136	54	(136)	54
Net remeasurement of provision for ECL	(670)	677	456	463
Write-offs	-	-	(271)	(271)
Exchange rate and other adjustments	9	14	18	41
Balance as at 31 March 2023	891	2,628	1,393	4,912

The following table provides further details of the provision for ECL on loans and credit commitments by class and stage:

			Non-
	Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total
Housing	264	680	498	1,442
Personal	124	315	150	589
Business	690	1,112	842	2,644
Balance as at 31 March 2022	1,078	2,107	1,490	4,675
Housing	143	1,095	415	1,653
Personal	99	250	123	472
Business	643	996	861	2,500
Balance as at 30 September 2022	885	2,341	1,399	4,625
Housing	171	1,123	454	1,748
Personal	91	268	127	486
Business	629	1,237	812	2,678
Balance as at 31 March 2023	891	2,628	1,393	4,912

Note 9. Provision for expected credit losses (continued)

Impact of overlays on the provision for ECL on loans and credit commitments

The following table attributes the provision for ECL on loans and credit commitments between modelled ECL and portfolio overlays.

Portfolio overlays are used to capture risk of increased uncertainty relating to forward-looking economic conditions, or areas of potential risk and uncertainty in the portfolio, that are not captured in the underlying modelled ECL.

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2023	2022	2022
Modelled provision for ECL on loans and credit commitments	4,192	3,925	3,539
Overlays	720	700	1,136
Total provision for ECL on loans and credit commitments	4,912	4,625	4,675

Details of changes related to forward-looking economic inputs and portfolio overlays, based on reasonable and supportable information up to the date of this report, are provided below.

Modelled provision for ECL on loans and credit commitments

The modelled provision for ECL on loans and credit commitments is a probability weighted estimate based on three scenarios which together represent the Group’s view of the forward-looking distribution of potential loss outcomes. The change in provisions as a result of changes in modelled ECL are reflected through the “net remeasurement of provision for ECL” line item. Portfolio overlays are used to capture potential risk and uncertainty in the portfolio that are not captured in the underlying modelled ECL.

The base case scenario uses Westpac Economic forecasts which forecast further interest rate rises and residential/ commercial price reductions due to the current high inflationary environment.

Economic forecasts (from Westpac Economics) used for the different reporting periods are as follows:

Key economic assumptions for base case scenario	31 March 2023	30 September 2022	31 March 2022
Annual GDP	Forecast growth of 1.0% for calendar year 2023 and 1.5% for calendar year 2024	Forecast growth of 3.4% for calendar year 2022 and 1.0% for calendar year 2023	Forecast growth of 5.5% for calendar year 2022 and 2.7% for calendar year 2023
Commercial property index	Forecast price contraction of 9.4% for calendar year 2023 and forecast growth of 1.4% for calendar year 2024	Forecast price contraction of 4.7% for calendar year 2022 and 3.0% for calendar year 2023	Forecast price contraction of 3.1% for calendar year 2022 and growth of 2.1% for calendar year 2023
Residential property prices	Forecast price contraction of 7.8% for calendar year 2023 and forecast growth of 2.0% for calendar year 2024	Forecast price contraction of 6.5% for calendar year 2022 and 7.8% for calendar year 2023	Forecast price appreciation of 1.6% for calendar year 2022 and contraction of 7.0% for calendar 2023
Cash rate	Forecast cash rate of 3.85% at December 2023 and 2.85% at December 2024	Forecast cash rate of 3.35% at December 2022 and 3.6% at December 2023	Forecast to increase to 50 bps by December 2022 and then to 150bps by December 2023
Unemployment rate: Australia	Forecast rate of 4.7% at December 2023 and 5.1% at December 2024	Forecast rate of 3.1% at December 2022 and 4.4% at December 2023	Forecast rate of 3.8% at December 2022 and 3.9% at December 2023
New Zealand	Forecast rate of 4.0% at December 2023 and 5.1% at December 2024	Forecast rate of 3.4% at December 2022 and 3.8% at December 2023	Forecast rate of 3.0% at December 2022 and 3.3% at December 2023.

The downside scenario is a more severe scenario with expected credit losses higher than the base case. The more severe loss outcome for the downside is generated under a recession in which the combination of negative GDP growth, declines in commercial and residential property prices and an increase in the unemployment rate simultaneously impact expected credit losses across all portfolios from the reporting date. The assumptions in this scenario and relativities to the base case will be monitored having regard to the emerging economic conditions and updated where necessary. The upside scenario represents a modest improvement to the base case.

Note 9. Provision for expected credit losses (continued)

The following sensitivity table shows the reported provision for ECL on loans and credit commitments based on the probability weighted scenarios and what the provision for ECL on loans and credit commitments would be assuming a 100% weighting to the base case scenario and to the downside scenario (with all other assumptions held constant).

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2023	2022	2022
Reported probability-weighted ECL	4,912	4,625	4,675
100% base case ECL	3,391	2,983	2,993
100% downside ECL	6,836	6,680	6,752

If 1% of the Stage 1 gross exposure from loans and credit commitments (calculated on a 12 month ECL) was reflected in Stage 2 (calculated on a lifetime ECL) the provision for ECL on loans and credit commitments would increase by $95 million (30 September 2022: $113 million, 31 March 2022: $205 million) for the Group based on applying the average provision coverage ratios by stage to the movement in the gross exposure by stage.

The following table indicates the economic weights applied by the Group at 31 March 2023, 30 September 2022 and 31 March 2022:

	As at	As at	As at
	31 March	30 Sept	31 March
Scenario weightings (%)	2023	2022	2022
Upside	5	5	5
Base	50	50	50
Downside	45	45	45

The Group’s definition of default is aligned to APRA’s regulatory definition of default, which is contained in Prudential Standard APS 220 Credit Risk Management.

The Group applied APRA’s amendments to this definition in the period, which resulted in an increase in non- performing exposures. This was primarily due to the extension of the period over which certain credit exposures remain classified as non-performing before reclassification to performing. There was no material impact on the provision for ECL.

Portfolio overlays

Portfolio overlays are used to address areas of risk, including significant uncertainties that are not captured in the underlying modelled ECL. Determination of portfolio overlays requires expert judgement and is thoroughly documented and subject to comprehensive internal governance and oversight. Overlays are continually reassessed and if the risk is judged to have changed (increased or decreased), or is subsequently captured in the modelled ECL, the overlay will be released or remeasured.

The Group’s total overlays as at 31 March 2023 were $720 million (30 September 2022: $700 million; 31 March 2022: $1,136 million) and comprise:

●	$489 million for consumers reflecting potential high consumer stress primarily from rising interest rates, higher inflation, higher unemployment and other risks (30 September 2022: $480 million; 31 March 2022: $270 million);
●	$100 million relating to certain industries reflecting potential supply chain disruptions and labour shortages (30 September 2022: $150 million; 31 March 2022: $247 million);
●	$131 million for extreme weather events including the expected impact on customers of recent flooding and cyclones in NZ; (30 September 2022: $70 million; 31 March 2022: $70 million); and
●	Nil relating to COVID-19 impacts. Overlay has been removed as modelled outcomes now capture the risks (30 September 2022: nil; 31 March 2022: $549 million).

The change in provisions as a result of changes in portfolio overlays are reflected through the “net remeasurement of provision for ECL” line in Movement in provision for ECL on loans and credit commitments table.

Note 9. Provision for expected credit losses (continued)

Total provision for ECL

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2023	2022	2022
Provision for ECL on loans and credit commitments	4,912	4,625	4,675
Provision for ECL on debt securities at amortised cost[1]	6	6	4
Provision for ECL on debt securities at FVOCI[2]	5	4	3
Total provision for ECL	4,923	4,635	4,682

1.Provision for ECL on debt securities at amortised cost is presented as part of investment securities.

2.Provision for ECL on debt securities at FVOCI forms part of equity reserves.

Reconciliation of impairment charges

	Half Year	Half Year	Half Year
	March	Sept	March
$m	2023	2022	2022
Loans and credit commitments:
Business activity during the period	54	(136)	(94)
Net remeasurement of the provision for ECL	463	416	336
Impairment charges for debt securities at amortised cost	-	3	1
Impairment charges for debt securities at FVOCI	1	-	(2)
Recoveries	(128)	(87)	(102)
Impairment charges/(benefits)	390	196	139